Consolidated Balance Sheets - USD ($)	Jun. 30, 2023	Jun. 30, 2022
CURRENT ASSETS:
Cash	$ 10,047	$ 4,067
GST tax receivable	2,867	2,342
Prepaid expenses and other current assets	6,125	8,621
TOTAL CURRENT ASSETS	19,039	15,030
Property and equipment, net	302	2,023
TOTAL ASSETS	60,328	81,651
CURRENT LIABILITIES:
Accounts payable	966,718	943,023
Accrued expenses and other payables	579,707	466,115
Accrued interest	44,709	57,822
Loan from former director - related party	65,280
Convertible notes, net of discounts and including put premiums	390,539	926,438
Embedded conversion option liabilities	423,209	151,262
Employee benefit liability	587,618	415,799
TOTAL CURRENT LIABILITIES	3,158,229	3,062,981
NON-CURRENT LIABILITIES:
TOTAL NON-CURRENT LIABILITIES	19,278	42,319
TOTAL LIABILITIES	3,177,507	3,105,300
Commitments and Contingencies (See Note 9)
STOCKHOLDERS’ DEFICIT:
Common stock, $0.001 par value; 10,000,000,000 shares authorized; 6,031,250 and 220,351 shares issued and outstanding as of June 30, 2023 and 2022, respectively	6,031	220
Common stock issuable (1,621,653 and 19,597 shares as of June 30, 2023 and 2022, respectively)	1,621	20
Additional paid-in capital	60,311,502	57,364,690
Subscription receivable		(23,758)
Accumulated other comprehensive income	1,294,876	1,234,549
Accumulated deficit	(64,684,732)	(61,557,893)
Treasury stock (0.001 share)	(46,477)	(46,477)
TOTAL STOCKHOLDERS’ DEFICIT	(3,117,179)	(3,023,649)
TOTAL LIABILITIES AND STOCKHOLDERS’ DEFICIT	60,328	81,651
Series A Preferred Stock [Member]
STOCKHOLDERS’ DEFICIT:
Preferred stock, value		5,000
Series B Preferred Stock [Member]
STOCKHOLDERS’ DEFICIT:
Preferred stock, value
Related Party [Member]
CURRENT ASSETS:
Security deposit - related party	1,999	2,075
Operating lease right-of-use assets, net - related party	38,988	62,523
CURRENT LIABILITIES:
Loan from former director - related party	49,314	51,171
Operating lease liability - related party, current portion	21,505	20,605
Due to former director - related party	29,630	30,746
NON-CURRENT LIABILITIES:
Operating lease liability - long-term portion - related party	$ 19,278	$ 42,319